World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2015

Dates Covered
Collections Period	12/01/15 - 12/31/15
Interest Accrual Period	12/15/15 - 01/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/15	506,323,932.19	28,672
Yield Supplement Overcollateralization Amount 11/30/15	19,531,937.38	0
Receivables Balance 11/30/15	525,855,869.57	28,672
Principal Payments	20,883,851.81	1,460
Defaulted Receivables	973,995.12	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/15	18,581,912.29	0
Pool Balance at 12/31/15	485,416,110.35	27,158

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	66.92%

Prepayment ABS Speed	1.85%

Overcollateralization Target Amount	21,843,724.97
Actual Overcollateralization	21,843,724.97

Weighted Average APR	4.28%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	55.26

Delinquent Receivables:
Past Due 31-60 days	7,140,802.58	402
Past Due 61-90 days	2,023,541.03	113
Past Due 91-120 days	579,767.19	25
Past Due 121 + days	0.00	0
Total	9,744,110.80	540

Total 31+ Delinquent as % Ending Pool Balance	2.01%

Recoveries	569,973.52

Aggregate Net Losses/(Gains) - December 2015	404,021.60

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.92%
Prior Period Net Loss Ratio	0.71%
Second Prior Period Net Loss Ratio	0.76%
Third Prior Period Net Loss Ratio	0.92%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Flow of Funds	$ Amount

Collections	23,343,432.99
Advances	656.86
Investment Earnings on Cash Accounts	2,855.38
Servicing Fee	(438,213.22)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,908,732.01

Distributions of Available Funds
(1) Class A Interest	457,650.73
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,966,969.86
(7) Distribution to Certificateholders	2,458,934.42
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,908,732.01

Servicing Fee	438,213.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 12/15/15	483,539,355.24
Principal Paid	19,966,969.86
Note Balance @ 01/15/16	463,572,385.38

Class A-1
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-2a
Note Balance @ 12/15/15	90,159,677.62
Principal Paid	9,983,484.93
Note Balance @ 01/15/16	80,176,192.69
Note Factor @ 01/15/16	61.2032005%

Class A-2b
Note Balance @ 12/15/15	90,159,677.62
Principal Paid	9,983,484.93
Note Balance @ 01/15/16	80,176,192.69
Note Factor @ 01/15/16	61.2032005%

Class A-3
Note Balance @ 12/15/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	204,000,000.00
Note Factor @ 01/15/16	100.0000000%

Class A-4
Note Balance @ 12/15/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	84,410,000.00
Note Factor @ 01/15/16	100.0000000%

Class B
Note Balance @ 12/15/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	14,810,000.00
Note Factor @ 01/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	482,827.73
Total Principal Paid	19,966,969.86
Total Paid	20,449,797.59

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	59,355.12
Principal Paid	9,983,484.93
Total Paid to A-2a Holders	10,042,840.05

Class A-2b
One-Month Libor	0.33050%
Coupon	0.61050%
Interest Paid	47,397.69
Principal Paid	9,983,484.93
Total Paid to A-2b Holders	10,030,882.62

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6836789
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2730167
Total Distribution Amount	28.9566956

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4530925
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	76.2098086
Total A-2a Distribution Amount	76.6629011

A-2b Interest Distribution Amount	0.3618144
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	76.2098086
Total A-2b Distribution Amount	76.5716230

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/15	98,386.16
Balance as of 12/31/15	99,043.02
Change	656.86

Reserve Account
Balance as of 12/15/15	1,806,189.65
Investment Earnings	230.11
Investment Earnings Paid	(230.11)
Deposit/(Withdrawal)	-
Balance as of 01/15/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65